Unaudited Interim Condensed Consolidated Statements of Changes in Equity € in Thousands	EUR (€)	Share capital EUR (€) shares	Share premium EUR (€)	Other reserves EUR (€)	Retained earnings/ (Accumulated deficit) EUR (€)	Profit/ (loss) for the period EUR (€)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2020 | shares		90,970,562
Equity at beginning of period at Dec. 31, 2020	€ 77,422	€ 13,646	€ 244,984	€ 52,342	€ (169,156)	€ (64,393)
Total comprehensive loss	(246,076)			(143)		(245,933)
Income appropriation	0				(64,393)	64,393
Share-based compensation expense:
Share-based compensation expense, value of services	1,825			1,825
Share-based compensation expense, exercices (in shares) | shares		799,450
Share-based compensation expense, exercices	2,225	€ 120	2,105
Treasury shares	209			209
Issuance of ordinary shares (in shares) | shares		8,145,176
Issuance of ordinary shares	89,597	€ 1,222	88,375
Cost of equity transactions, net of tax	(6,761)		(6,761)
Number of shares issued at end of period (in shares) at Sep. 30, 2021 | shares		99,915,188
Equity at end of period at Sep. 30, 2021	(81,559)	€ 14,987	328,703	54,234	(233,549)	(245,933)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2021 | shares		105,239,085
Equity at beginning of period at Dec. 31, 2021	170,581	€ 15,786	409,258	52,512	(233,549)	(73,425)
Total comprehensive loss	(100,395)			(1,320)		(99,075)
Income appropriation	0				(73,425)	73,425
Share-based compensation expense:
Share-based compensation expense, value of services	599			599
Share-based compensation expense, exercices (in shares) | shares		2,563,011
Share-based compensation expense, exercices	3,718	€ 384	3,333
Treasury shares	0
Issuance of ordinary shares (in shares) | shares		9,549,761
Issuance of ordinary shares	90,627	€ 1,432	89,195
Cost of equity transactions, net of tax	(148)		(148)
Number of shares issued at end of period (in shares) at Sep. 30, 2022 | shares		117,351,857
Equity at end of period at Sep. 30, 2022	€ 164,983	€ 17,603	€ 501,638	€ 51,791	€ (306,974)	€ (99,075)